UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM NQ

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-10103

Satuit Capital Management Trust

(Exact name of registrant as specified in charter)

238 Public Square   Suite 200,  Franklin, TN   37064

(Address of principal executive offices) (Zip code)

Thomas R. Westle

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York 10174

(Name and address of agent for service)

Registrant's telephone number, including area code:

(615) 790-8888

Date of fiscal year end:

October 31

Date of reporting period: January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Satuit Capital US Emerging Companies Fund
	Schedule of Investments
	January 31, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 94.73%

Aircraft & Parts - 1.22%
115,000	Aar Corp.	$2,167,750

Aircraft Parts & Auxiliary Equipment - 1.91%
70,500	Astronics Corp. *	1,615,155
157,000	CPI Aerostructures, Inc. *	1,770,960
		3,386,115
Beverages - 0.72%
180,000	Coffee Holding Co., Inc.	1,274,400

Broadwoven, Fabric Mills, Cotton - 1.03%
104,300	Culp, Inc.	1,825,250

Communications Services, NEC - 1.19%
98,300	Rignet, Inc. *	2,105,586

Crude Petroleum & Natural Gas - 3.14%
164,300	Evolution Petroleum Corp. *	1,546,063
346,000	Synergy Resources Corp. *	2,145,200
623,900	Warren Resources, Inc. *	1,890,417
		5,581,680
Drilling Oil & Gas Wells - 1.29%
348,700	Hercules Offshore, Inc. *	2,297,933

Electronic Computers - 1.00%
112,500	Omnicell, Inc. *	1,777,500

Engines & Turbines - 1.29%
111,500	Power Solutions International, Inc. *	2,285,750

Finance Services - 2.47%
120,000	Walker & Dunlop, Inc. *	2,577,600
238,200	Global Cash Access Holdings, Inc. *	1,798,410
		4,376,010
Functions Related to Depository Banking, NEC - 1.16%
106,700	DFC Global Corp. *	2,055,042

General Building Contractors - Non-Residential Buildings - 1.47%
157,300	Tutor Perini Corp. *	2,609,607

General Industrial Machinery & Equipment, NEC - 1.16%
548,600	Flow International Corp. *	2,068,222

Household Furniture - 1.02%
120,200	Hooker Furniture Corp.	1,815,020

In Vitro & In Vivo Diagnostic Substances - 0.97%
598,500	Immunomedics, Inc. *	1,729,665

Industrial & Commercial Fans & Blowers & Air Purifying Equipment - 1.38%
221,350	Ceco Environmental Corp.	2,448,131

Industrial Inorganic Chemicals - 0.64%
91,548	TOR Minerals International, Inc. *	1,142,519

Industrial Instruments For Measurement, Display & Control - 0.96%
126,000	Rudolph Technologies, Inc. *	1,699,740

Industrial Organic Chemicals - 1.26%
175,700	FutureFuel Corp.	2,240,175

Instruments For Measuring & Testing of Electricity & Electrical Signals - 0.96%
278,450	Ltx-Credence Corp. *	1,709,683

Insurance Agents, Brokers & Services - 1.30%
252,107	Fortegra Financial Corp. *	2,311,821

Lessors of Real Property, NEC - 1.24%
126,500	HFF, Inc.	2,206,160

Measuring & Controlling Device - 0.95%
408,000	Sequenom, Inc. *	1,693,200

Metal Forgings & Stampings - 1.14%
83,760	Park-Ohio Holdings Corp. *	2,021,966

Miscellaneous Business Credit - 0.91%
216,040	MicroFinancial, Inc.	1,622,460

Miscellaneous Food Preparation - 1.07%
265,550	Inventure Foods, Inc. *	1,893,372

National Commercial Banks - 2.19%
90,000	Financial Institutions, Inc.	1,808,100
451,300	Intervest Bancshares Corp. *	2,075,980
		3,884,080
Oil & Gas Field Exploration Services - 2.44%
77,800	Dawson Geophysical Co. *	2,078,816
248,500	TGC Industries, Inc.	2,261,350
		4,340,166
Optical Instruments & Lenses - 1.09%
216,000	Nova Measuring Instruments Ltd. *	1,944,000

Orthopedic, Prosthetic & Surgi - 2.40%
112,300	Exactech, Inc. *	2,155,037
426,300	Rti Biologics, Inc. *	2,097,396
		4,252,433
Perfumes & Cosmetics & Other Toilet Preparations - 1.16%
94,600	Inter Parfums, Inc.	2,053,766

Pharmaceutical Preparations - 2.78%
116,100	Emergent BioSolutions, Inc. *	1,863,405
355,000	Rosetta Genomics, Ltd. *	1,629,450
674,400	Horizon Pharma, Inc. *	1,436,472
		4,929,327
Radio & TV Broadcasting & Communications Equipment - 1.39%
222,000	Telular Corp.	2,461,980

Railroads, Line-Haul Operating & Equipment - 0.53%
58,200	Providence & Worcester Railroad Co.	939,930

Retail-Auto Dealers & Gasoline Stations - 1.14%
169,200	West Marine, Inc. *	2,027,016

Retail-Eating Places - 1.10%
110,100	Fiesta Restaurant Group, Inc. *	1,960,881

Retail-Family Clothing Stores - 1.13%
238,000	Stein Mart, Inc.	2,008,720

Retail-Furniture Stores - 1.07%
106,000	Haverty Furniture Co., Inc.	1,908,000

Retail-Miscellaneous Retail - 0.92%
237,300	Zagg, Inc. *	1,642,116

Retail-Miscellaneous Shopping - 1.03%
131,600	Big 5 Sporting Goods Corp.	1,825,292

Savings Institution, Federally Chartered - 2.16%
72,272	1st Constitution Bancorp.	650,444
30,100	Access National Corp.	466,851
85,000	Bofi Holding, Inc. *	2,716,600
		3,833,895
Semiconductors & Related Devices - 6.94%
276,900	Applied Micro Circuits Corp. *	2,373,033
429,100	Entropic Communications, Inc. *	2,248,484
210,000	Integrated Sillicon Solution, Inc. *	1,967,700
131,300	MagnaChip Semiconductor Corp. *	2,103,426
31,900	Nve Corp. *	1,754,500
114,000	Volterra Semiconductor Corp. *	1,874,160
		12,321,303
Services-Business Services, NEC - 2.36%
503,000	Lionbridge Technologies, Inc. *	2,006,970
59,800	Radware Ltd. *	2,174,926
		4,181,896
Services-Commercial Physical & Biological Research - 1.29%
383,000	Albany Molecular Research, Inc. *	2,286,510

Services-Computer Integrated Systems Design - 1.18%
162,800	The KEYW Holding Corp. *	2,093,608

Services-Computer Processing & Data Preparations - 0.95%
174,600	Carbonite, Inc. *	1,679,652

Services-Computer Programming - 2.05%
152,500	Perficient, Inc. *	1,823,900
107,500	Procera Networks, Inc. *	1,809,225
		3,633,125
Services-Engineering, Accounting, Research, Management - 0.98%
258,000	PRGX Global, Inc. *	1,741,500

Services-Equipment Rental & Leasing, NEC - 1.43%
101,100	CAI International, Inc. *	2,535,588

Services-Health Services - 0.33%
23,712	Us Physical Therapy, Inc.	583,315

Services-Legal Services - 0.94%
89,502	CRA International, Inc. *	1,663,842

Services-Prepackaged Software - 3.06%
229,354	Clicksoftware Technologies Ltd.	1,832,538
291,202	IntraLinks Holdings, Inc. *	1,884,077
118,300	Tangoe, Inc. *	1,709,435
		5,426,050
Special Industry Machinery, NEC - 1.04%
190,000	Manitex International, Inc. *	1,846,800

State Commercial Banks - 4.37%
119,000	Central Pacific Financial Corp. *	1,917,090
74,984	Citizens & Northern Corp.	1,492,182
172,000	Metrocorp Bancshares, Inc. *	1,733,760
190,680	Monarch Financial Holding, Inc.	1,784,765
145,294	Xenith Bankshares, Inc. *	828,176
		7,755,973
Surgical & Medical Instruments & Apparatus - 3.49%
200,000	Genmark Diagnostics, Inc. *	2,152,000
269,000	Lemaitre Vascular, Inc.	1,708,150
97,000	SurModics, Inc. *	2,338,670
		6,198,820
Telephone Communications (No Radio Telephone) - 0.13%
35,000	8x8, Inc. *	231,700

Truck Trailers - 1.29%
222,000	Wabash National Corp. *	2,297,700

Trucking - 1.32%
130,600	Universal Truckload Services, Inc.	2,342,964

Water, Sewer, Pipeline, Comm & Power Line Construction - 1.05%
83,000	MYR Group, Inc. *	1,863,350

Wholesale-Chemicals & Allied Products - 1.16%
197,400	Aceto Corp.	2,060,856

Wholesale-Machinery, Equipment - 1.07%
497,800	Hudson Technologies, Inc. *	1,891,640

Wholesale-Metals Service Centers & Offices - 1.00%
223,100	Edgen Group, Inc. *	1,782,569

Wholesale-Petroleum Bulk Stations & Terminals - 0.78%
334,000	Dakota Plains Holding, Inc. *	1,379,420

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 1.14%
30,000	American Science & Engineering, Inc.	2,027,400

TOTAL FOR COMMON STOCKS (Cost $146,124,818) - 94.73%		$ 168,181,940

WARRANTS
37,500	Horizon Pharma Inc. *	0

WARRANTS (Cost $0) - 0.00%		$ 0

TOTAL INVESTMENTS (Cost $153,926,749) - 94.73%		$ 168,181,940

OTHER ASSETS LESS LIABILITIES - 5.27%		9,363,276

NET ASSETS - 100.00%		$ 177,545,216

* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at January 31, 2013.

NOTES TO FINANCIAL STATEMENTS
Satuit Capital US Emerging Companies Fund
1. SECURITY TRANSACTIONS

At January 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $153,926,749 amounted to $22,057,122, which consisted of aggregate gross unrealized appreciation of $26,507,644 and aggregate gross unrealized depreciation of $4,450,522.

2. SECURITY VALUATION

The Fund's securities are recorded at their estimated fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board of Trustees (the “Board”)   believes accurately reflects fair value.  A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of January 31, 2013:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$168,181,940	$0	$0	$168,181,940
Warrants	$0	$0	$0	$0
Total	$168,181,940	$0	$0	$168,181,940

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Satuit Capital Management Trust

By /s/Robert J. Sullivan

     Robert J. Sullivan

     Principal Executive Officer

Date  March, 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Robert J. Sullivan

     Robert J. Sullivan

     Principal Executive Officer

Date  March 25, 2013